Liquidity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024	Dec. 31, 2020
Liquidity [Line Items]
Net loss	$ (11,467,142)	$ (11,536,380)	$ (6,389,076)
Negative operating cash flows	(13,500,000)
Accumulated deficit	(26,039,567)	(14,572,425)
Restricted cash	1,300,000
Working capital	16,600,000
Cash and restricted cash	$ 1,250,281	16,718,102	21,249,727		$ 18,244,055
Accounts receivable, percentage	47.00%
Advances to supplier	$ 10,900,000
Advances to supplier percentage	81.00%
Cash balance	$ 540,000
Variable Interest Entity, Primary Beneficiary [Member]
Liquidity [Line Items]
Net loss	(10,689,357)	(8,338,701)	$ (2,850,415)
Cash and restricted cash	1,200,000
Related Party [Member]
Liquidity [Line Items]
Accounts receivable balance	$ 47,040	$ 285,530
Related Party [Member] | Forecast [Member]
Liquidity [Line Items]
Accounts receivable balance				$ 1,200,000